Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Taxes
Income Taxes

Note 6. Income Taxes

The Company had gross NOLs at December 31, 2022 of approximately $124 million for federal tax purposes, approximately $13.2 million for state tax purposes and approximately $1.4 million for foreign tax purposes. Federal losses generated in 2018 or later will carry forward indefinitely. In addition, the Company has approximately $8.8 million of various tax credits which credit the Company may be able to utilize its NOLs to reduce future federal and state income tax liabilities. However, these NOLs are subject to various limitations under Internal Revenue Code (“IRC”) Section 382. IRC Section 382 limits the use of NOLs to the extent there has been an ownership change of more than 50 percentage points. In addition, the NOL carryforwards are subject to examination by the taxing authority and could be adjusted or disallowed due to such exams. Although the Company has not undergone an IRC Section 382 analysis, it is likely that the utilization of the NOLs may be substantially limited.

The Company and one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and local jurisdictions. During 2022 and 2021, the Company sold New Jersey NOL carryforwards in accordance with the State of New Jersey’s Technology Business Tax Certificate Program, which allowed certain high technology and biotechnology companies to sell unused NOL carryforwards to other New Jersey-based corporate taxpayers. During the nine months ended September 30, 2023 and 2022, the Company recognized $1,161,197 and $1,154,935 of income tax benefit, net of transaction costs from the sale of its 2021 and 2020 NOL carryforwards, respectively. The Company has not yet sold its 2022 New Jersey NOL carryforwards but may do so in the future. There can be no assurance as to the continuation or magnitude of this program in future years.

Note 6. Income Taxes

The income tax benefit consisted of the following for the years ended December 31, 2022 and 2021:

	2022	2021
Federal	$—	$—
Foreign	—	—
State	(1,154,935)	(864,742)
Income tax benefit	$(1,154,935)	$(864,742)

The significant components of the Company’s deferred tax assets and liabilities at December 31, 2022 and 2021 are as follows:

	2022	2021
Net operating loss carry forwards	$27,252,000	$28,065,000
Orphan drug and research and development credit carry forwards	8,837,000	8,605,000
Equity based compensation	285,000	264,000
Intangibles	1,696,000	1,953,000
Capitalized research and development (Section 174)	1,832,000	—
Lease liability	96,000	30,000
Total	39,998,000	38,917,000
Valuation allowance	(39,902,000)	(38,887,000)
Net deferred tax assets	96,000	30,000
Right of use asset	(96,000)	(30,000)
Total gross deferred tax liabilities	(96,000)	(30,000)
Net deferred tax assets	$—	$—

The Company had gross NOLs at December 31, 2022 of approximately $124.0 million for federal tax purposes, approximately $13.2 million for state tax purposes and approximately $1.4 million for foreign tax purposes. Federal losses generated in 2018 or later will carry forward indefinitely. In addition, the Company has approximately $8.8 million of various tax credits which credit the Company may be able to utilize its NOLs to reduce future federal and state income tax liabilities. However, these NOLs are subject to various limitations under Internal Revenue Code (“IRC”) Section 382. IRC Section 382 limits the use of NOLs to the extent there has been an ownership change of more than 50 percentage points. In addition, the NOL carryforwards are subject to examination by the taxing authority and could be adjusted or disallowed due to such exams. Although the Company has not undergone an IRC Section 382 analysis, it is likely that the utilization of the NOLs may be substantially limited.

The Company and one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and local jurisdictions. During the years ended December 31, 2022 and 2021 in accordance with the State of New Jersey’s Technology Business Tax Certificate Program, which allowed certain high technology and biotechnology companies to sell unused NOL carryforwards to other New Jersey-based corporate taxpayers, the Company sold New Jersey NOL carry forwards, resulting in the recognition of $1,154,935 and $864,742, respectively, of income tax benefit, net of transaction costs. The Company has not yet sold its 2022 New Jersey NOLs but may do so in the future. There can be no assurance as to the continuation or magnitude of this program in the future.

Reconciliations of the difference between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit for the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Federal tax at statutory rate	(21.0)%	(21.0)%
State tax benefits, plus sale of NJ NOL, net of federal benefit	(2.4)	(7.6)
Foreign tax rate difference	0.2	0.1
Orphan drug and research and development credits	(3.9)	(4.3)
Permanent differences	3.1	1.3
Foreign NOL adjustments	0.4	0.6
Expiration of tax attributes	9.1	4.9
Change in valuation allowance	6.8	19.6
Income tax benefit	(7.7)%	(6.4)%

Entities are also required to evaluate, measure, recognize and disclose any uncertain income tax provisions taken on their income tax returns. The Company has analyzed its tax positions and has concluded that as of December 31, 2022, there were no uncertain positions. The Company’s U.S. federal and state net operating losses have occurred since its inception and as such, tax years subject to potential tax examination could apply from 2011, the earliest year with a net operating loss carryover, because the utilization of net operating losses from prior years opens the relevant year to audit by the IRS and/or state taxing authorities. Interest and penalties, if any, as they relate to income taxes assessed, are included in the income tax provision. The Company did not have any unrecognized tax benefits and has not accrued any interest or penalties for the years ended December 31, 2022 and 2021.